UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                   ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:     Kim Van Tonder
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Title:    Head of Compliance
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Phone:    +44(20) 7659-4250
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

Signature, Place, and Date of Signing:

/s/Kim Van Tonder
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[Signature]

London, England
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[City, State]

October 7, 2010
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                                REPORT SUMMARY:

Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     18
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Form 13F Information Table Value Total:

$  2,871,017 (thousands)
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



                           FORM 13F INFORMATION TABLE

                                                   VALUE    SHARES/          PUT/  INVESTMENT
                                                  --------  -------          ----  ----------  OTHER
NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED  NONE
--------------------  --------------  ----------  --------  -------  ------  ----  ----------  --------  ----------   ------  ----
TRANSOCEAN LTD        COMMON          H8817H10 A  181,456    2,822,460  SH            SOLE                2,822,460
BEST BUY INC          COMMON          08651610 A    3,863       94,600  SH            SOLE                   94,600
ALLIANCE DATA SYSTEM  COMMON          01858110 A  133,360    2,043,514  SH            SOLE                2,043,514
PEPSICO INC           COMMON          71344810 A  165,577    2,492,130  SH            SOLE                2,492,130
BUNGE LIMITED         COMMON          G1696210 A  169,513    2,865,333  SH            SOLE                2,865,333
YUM BRANDS INC        COMMON          98849810 A  253,725    5,508,576  SH            SOLE                5,508,576
LENNAR CORP           CLASS A         52605710 A  146,025    9,494,480  SH            SOLE                9,494,480
MCKESSON CORP         COMMON          58155Q10 A  229,755    3,708,009  SH            SOLE                3,708,009
HUMAN GENOME SCI      COMMON          44490310 F  163,020    5,472,292  SH            SOLE                5,472,292
PFIZER INC            COMMON          71708110 A  165,375    9,631,600  SH            SOLE                9,631,600
WALGREEN CO           COMMON          93142210 A  132,226    3,947,040  SH            SOLE                3,947,040
WILLIAMS SONOMA INC   COMMON          96990410 A  231,844    7,313,689  SH            SOLE                7,313,689
INTERPUBLIC GROUP     COMMON          46069010 A      289       28,827  SH            SOLE                   28,827
NEWS CORP LTD         CLASS B         65248E20 F  277,304   18,321,484  SH            SOLE               18,321,484
CLEARWIRE CORP        NEW CL A        18538Q10 F   18,243    2,255,019  SH            SOLE                2,255,019
EXELON CORP           COMMON          30161N10 A  179,539    4,216,513  SH            SOLE                4,216,513
ST JOE CO             COMMON          79014810 A  121,504    4,885,557  SH            SOLE                4,885,557
INTEL CORP            COMMON          45814010 F  298,399   15,541,589  SH            SOLE               15,541,589
